Principal joint operations - Summary of principle joint operations (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 Subsidiary
Minera Escondida Limitada [Member]
Disclosure of joint operations [line items]
Group interest (%)	30.00%
New Zealand Aluminium Smelters Limited [member]
Disclosure of joint operations [line items]
Group interest (%), Joint Operation	79.40%
Principal activities, Joint Operation	Aluminium smelting
Queensland Alumina Limited [member]
Disclosure of joint operations [line items]
Group interest (%), Joint Operation	80.00%
Principal activities, Joint Operation	Alumina production
Pilbara Iron arrangement [Member]
Disclosure of joint operations [line items]
Number of subsidiary	2
Company of operation, Subsidiary	Pilbara Iron (Company) Services Pty Ltd and Pilbara Iron Pty Ltd.
Principal activities, Joint Operation	Infrastructure, corporate and mining services
Pechiney Reynolds Quebec Inc
Disclosure of joint operations [line items]
Group interest (%), Joint Operation	50.20%
Principal activities, Joint Operation	Aluminium smelting
Pechiney Reynolds Quebec Inc | Aluminerie De Becancour Inc
Disclosure of joint operations [line items]
Group interest (%)	50.10%
Company of operation	Aluminerie de Bécancour, Inc.
Principal activities, Joint Operation	aluminium smelter